Summary of Significant Accounting Policies - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2024
Minimum [Member] | Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	3 years
Minimum [Member] | Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	5 years
Maximum [Member] | Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	5 years
Maximum [Member] | Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	10 years